Equity (Details Text) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 10, 2017	Mar. 10, 2016
Equity (Details Text)
Share bonus			10	10,000
Shares	R$ 4,524,457	R$ 4,631,237
Expected dividend as percentage, share options granted	30.00%
Legal reserve - annual statutory net income	5.00%
Statutory Reserve - net income remaining after statutory allocations	100.00%
Accumulated value limited - Paid-in capital share amount	95.00%
Distributed dividends (including interest on equity)	R$ 7,204,344	R$ 6,975,782
The amount of dividends paid per ordinary share	R$ 1.13	R$ 1.09
The amount of dividends paid per other share	R$ 1.25	R$ 1.20
Nominative-book entry shares, with no nominal value | Extraordinary General Meeting - March 10, 2016
Equity (Details Text)
Shares				504,872,885,000
Nominative-book entry shares, with no nominal value | Extraordinary General Meeting - March 10, 2017
Equity (Details Text)
Shares			R$ 555,360,173
Common shares | Extraordinary General Meeting - March 10, 2016
Equity (Details Text)
Shares				252,436,456,000
Common shares | Extraordinary General Meeting - March 10, 2017
Equity (Details Text)
Shares			277,680,101
Preferred shares | Extraordinary General Meeting - March 10, 2016
Equity (Details Text)
Shares				252,436,429,000
Preferred shares | Extraordinary General Meeting - March 10, 2017
Equity (Details Text)
Shares			277,680,072
Increase amount | Extraordinary General Meeting - March 10, 2016
Equity (Details Text)
Shares				R$ 8,000,000
Increase amount | Extraordinary General Meeting - March 10, 2017
Equity (Details Text)
Shares			8,000,000
Current value | Extraordinary General Meeting - March 10, 2016
Equity (Details Text)
Shares				43,100,000
Current value | Extraordinary General Meeting - March 10, 2017
Equity (Details Text)
Shares			51,100,000
Amount | Extraordinary General Meeting - March 10, 2016
Equity (Details Text)
Shares				R$ 51,100,000
Amount | Extraordinary General Meeting - March 10, 2017
Equity (Details Text)
Shares			R$ 59,100,000